ADVANCES FROM JOINT VENTURE PARTNERS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
Disclosure of detailed information about joint operations [Table Text Block]
	December 31, 2022	December 31, 2021
U.S.A.	$1,670	$2,168
Sweden and Norway	33	528
Total	$1,703	$2,696